    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 26, 2000


                                                  COMMISSION FILE NOS. 333-32840
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
Pre-Effective Amendment No.                                   [ ]
Post-Effective Amendment No. 1                                [X]
                 And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF    [ ]
1940
Amendment No. 59                                              [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                          (NAME OF INSURANCE COMPANY)

           1 KEMPER DRIVE, LONG GROVE, ILLINOIS                 60049
   (Address of Insurance Company's Principal Executive        (Zip Code)
                          Offices)
Insurance Company's Telephone Number, including Area Code:  (847) 550-5500

                             DEBRA P. REZABEK, ESQ.
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

             FRANK J. JULIAN, ESQ.                              JOAN E. BOROS, ESQ.
    KEMPER INVESTORS LIFE INSURANCE COMPANY                      JORDEN BURT BOROS
                1 KEMPER DRIVE                             CICCHETTI BERENSON & JOHNSON
          LONG GROVE, ILLINOIS 60049                    1025 THOMAS JEFFERSON STREET, N.W.
                                                        SUITE 400E  WASHINGTON, D.C. 20007

          Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective (check appropriate box)
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

          [ ]  on (date) pursuant to paragraph (b) of Rule 485


          [X]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

          [ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
          [ ]  75 days after filing pursuant to paragraph (a)(ii)
          [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being Registered:

Units of interest in Separate Account under variable annuity contracts


     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the purposes of filing a supplement to the June 23, 2000 Zurich Preferred Prospectus and of making certain changes to Part C of such Registration Statement. Accordingly, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                       SUPPLEMENT DATED OCTOBER 26, 2000
                     TO PROSPECTUS DATED JUNE 23, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE
                      ADJUSTED DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                                ZURICH PREFERRED
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      AND
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus and describes a new optional feature available under your Contract. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The section entitled "SUMMARY," appearing on pages 3 and 4 of the Prospectus, is hereby modified by adding the following new paragraph at the end of the section:


    "You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors."


The following new section is hereby added immediately following the section entitled "CONTRACT OWNER TRANSACTION EXPENSES" in the table entitled "SUMMARY OF EXPENSES," appearing on page 5 of the Prospectus:


       "MIAA EXPENSES
       MIAA Initial Set Up Fee (optional)..........................    $30
       MIAA Expense (optional).....................................    .50%*
            * Charged quarterly in arrears at the rate of .125% per
              quarter of Contract Value subject to the MIAA
              Expense, using an average daily weighted balance
              methodology. (See "Asset Allocation Service.")"


The following is hereby added as the first sentence of the paragraph immediately following the tables entitled "EXAMPLE," appearing on page 7 of the Prospectus:


    "These tables reflect expenses if you did NOT participate in the optional MIAA program."

The following tables are hereby added immediately following the tables entitled "EXAMPLE" and the subsequent paragraph, appearing on page 7 of the Prospectus:


                                    "EXAMPLE



                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you do or do not surrender your         Kemper Money Market                      $54      $102      $152       $291
Contract and you participated in           Kemper Technology Growth                  58       114       173        331
the optional MIAA program, you             Kemper Total Return                       54       104       156        297
would pay the following expenses           Kemper High Yield                         55       106       159        303
on a $1,000 investment, assuming           Kemper Growth                             55       105       158        302
5% annual return on assets and             Kemper Government Securities              55       104       157        299
assuming the current .25%                  Kemper Small Cap Growth                   55       107       161        307
administrative charge. This                Kemper Investment Grade Bond              55       105       158        301
example also assumes the current           Scudder VLIF Capital Growth               53       100       150        285
level of Fund expenses for all             Scudder VLIF International                59       116       177        338
years shown.                               Scudder VLIF Bond                         54       103       154        293
                                           Alger American Growth                     56       109       165        315
                                           Alger American Small Capitalization       57       113       170        326
                                           Alger American MidCap Growth              57       111       168        321
                                           Janus Aspen Growth                        55       106       159        303
                                           Janus Aspen Aggressive Growth             55       106       159        303
                                           Janus Aspen Worldwide Growth              55       107       160        306
                                           Janus Aspen Balanced                      55       106       159        303
                                           Fidelity VIP Equity-Income                54       103       154        293
                                           Fidelity VIP Growth                       55       105       158        302
                                           Fidelity VIP II Index 500                 54       103       155        296
                                           Fidelity VIP II Contrafund                55       106       159        303
                                           American Century VP Income & Growth       55       107       160        306
                                           American Century VP Value                 58       116       175        335
                                           J.P. Morgan Small Company                 60       120       182        350
                                           Warburg Pincus Trust-Emerging Markets     63       127       195        373
                                           Dreyfus Socially Responsible Growth       56       109       165        315



                                    EXAMPLE



                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you do or do not surrender your         Kemper Money Market                      $56      $108      $162       $311
Contract and you participated in           Kemper Technology Growth                  60       120       182        350
the optional MIAA program,                 Kemper Total Return                       57       110       166        317
you would pay the following                Kemper High Yield                         57       112       169        323
expenses on a $1,000 investment,           Kemper Growth                             57       111       168        322
assuming 5% annual return on               Kemper Government Securities              57       110       167        319
assets and assuming the maximum            Kemper Small Cap Growth                   58       113       171        327
 .45% administrative charge. This           Kemper Investment Grade Bond              57       111       168        321
example also assumes the current           Scudder VLIF Capital Growth               55       106       160        305
level of Fund expenses for all             Scudder VLIF International                61       122       186        357
years shown.                               Scudder VLIF Bond                         56       109       164        313
                                           Alger American Growth                     58       115       175        334
                                           Alger American Small Capitalization       59       118       180        345
                                           Alger American MidCap Growth              59       117       177        340
                                           Janus Aspen Growth                        57       112       169        323
                                           Janus Aspen Aggressive Growth             57       112       169        323
                                           Janus Aspen Worldwide Growth              57       113       170        326
                                           Janus Aspen Balanced                      57       112       169        323
                                           Fidelity VIP Equity-Income                56       109       164        313
                                           Fidelity VIP Growth                       57       111       168        322
                                           Fidelity VIP II Index 500                 56       110       165        316

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
                                           Fidelity VIP II Contrafund               $57      $112      $169       $323
                                           American Century VP Income & Growth       57       113       170        326
                                           American Century VP Value                 61       121       185        354
                                           J.P. Morgan Small Company                 62       126       192        368
                                           Warburg Pincus Trust-Emerging Markets     65       133       204        391
                                           Dreyfus Socially Responsible Growth       58       115       175        334



     These tables reflect expenses if you DID participate in the optional MIAA program. The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program. These tables do not reflect the expenses of the MVA Option. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND DO NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. These tables also assume that all the Contract Value in a particular Subaccount is in the MIAA program."


The third paragraph under the section entitled "F. TRANSFER DURING ACCUMULATION PERIOD." appearing on page 16 of the Prospectus, is hereby modified to read as follows:


     "If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized advisory program. However, we take no responsibility for any unaffiliated third party advisory program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations."


The following new section is hereby added between the sections entitled "SYSTEMATIC WITHDRAWAL PLAN" and "EXPERTS," appearing on page 30 of the
Prospectus:


                           "ASSET ALLOCATION SERVICE



    You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.



     A. SUMMARY OF THE SERVICE PROVIDED.



    Under MIAA, your Contract Value is allocated among certain Subaccounts. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.



     B. MIAA CHARGES.



    PMG's annual charge for the MIAA program is one-half of one percent (.50%) of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, and multiplied by .125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".



     C. TAX TREATMENT OF FEES AND CHARGES.



    This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.



    For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.



     D. RISKS TO YOU.



    When you elect the MIAA program, you understand that:



     - all investments involve risk, the amount of which may vary significantly,



     - performance cannot be predicted or guaranteed, and



     - the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.



    PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.



    PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.



     E. CONFLICTS OF INTEREST.



    The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest."

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS:

     (1) Financial Statements included in Part A of the Registration Statement:

          Kemper Investors Life Insurance Company and Subsidiaries

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of March 31, 2000 (unaudited) and December 31, 1999

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, for the three month periods ended March 31, 2000 and 1999 (unaudited)

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), for the three month periods ended March 31, 2000 and 1999 (unaudited)

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, for the three month periods ended March 31, 2000 and 1999 (unaudited)

             Notes to Consolidated Financial Statements (unaudited)

             Report of Independent Accountants

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets as of December 31, 1999 and 1998

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Operations, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Stockholder's Equity, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Cash Flows, years ended December 31, 1999, 1998 and 1997

             Notes to Consolidated Financial Statements

     (2) Financial Statements included in Part B of the Registration Statement:

          KILICO Variable Annuity Separate Account

             Report of Independent Accountants

             Statements of Assets and Liabilities and Contract Owners' Equity as of December 31, 1999

             Statements of Operations for the year ended December 31, 1999

             Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998

             Notes to Financial Statements

(b) EXHIBITS:

        (3)1.1           A copy of resolution of the Board of Directors of Kemper
                         Investors Life Insurance Company dated September 13, 1977.

        (3)1.2           A copy of Record of Action of Kemper Investors Life
                         Insurance Company dated April 15, 1983.
           2.            Not Applicable.
        (2)3.1           Distribution Agreement between Investors Brokerage Services,
                         Inc. and KILICO.
        (1)3.2           Addendum to Kemper Financial Services, Inc. Selling Group
                         Agreement.
       (20)4.1           Form of Group Variable and Market Value Adjusted Annuity
                         Contract.
       (20)4.2           Form of Certificate to Variable and Market Value Adjusted
                         Annuity Contract.
       (20)4.3           Form of Individual Variable and Market Value Adjusted
                         Annuity Contract.
       (20)4.4           Unisex Rider.
       (20)4.5           Qualified Plan Rider.
       (20)5.1           Form of Group Master Application.
       (20)5.2           Form of Variable Annuity Application.
        (2)6.1           Kemper Investors Life Insurance Company Articles of
                         Incorporation.
        (4)6.2           Kemper Investors Life Insurance Company Bylaws.
           7.            Inapplicable.
        (7)8.1           Fund Participation Agreement among KILICO, Kemper Investors
                         Fund (now known as Kemper Variable Series), Zurich Kemper
                         Investments, Inc. and Kemper Distributors, Inc.
        (6)8.2(a)        Participation Agreement between KILICO and Scudder Variable
                         Life Investment Fund.
        (6)8.2(b)        Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.
        (6)8.2(c)        Indemnification Agreement between KILICO and Scudder Kemper
                         Investments, Inc.
        (5)8.3(a)        Fund Participation Agreement by and among The Alger American
                         Fund, KILICO and Fred Alger & Company, Incorporated.
        (5)8.3(b)        Service Agreement between Fred Alger Management, Inc. and
                         KILICO (redacted).
        (8)8.4(a)        Fund Participation Agreement among KILICO, Fidelity Variable
                         Insurance Products Fund and Fidelity Distributors
                         Corporation.
        (9)8.4(b)        Third Amendment to Fund Participation Agreement among
                         KILICO, Fidelity Variable Insurance Products Fund and
                         Fidelity Distributors Corporation.
        (8)8.4(c)        Fund Participation Agreement among KILICO, Fidelity Variable
                         Insurance Products Fund II and Fidelity Distributors
                         Corporation.
       (10)8.4(d)        Amendment to Fund Participation Agreement among KILICO,
                         Fidelity Variable Insurance Products Fund II and Fidelity
                         Distributors Corporation.
       (11)8.5(a)        Fund Participation Agreement among KILICO, Janus Aspen
                         Series and Janus Capital Corporation.
       (12)8.5(b)        Service Agreement between KILICO and Janus Capital
                         Corporation.
       (15)8.6           Fund Participation Agreement by and between KILICO and
                         American Century Investment Management, Inc.
       (16)8.7           Fund Participation Agreement between KILICO and J.P. Morgan
                         Series Trust II.
        (7)8.8(a)        Participation Agreement By and Among KILICO and Warburg,
                         Pincus Trust and Credit Suisse Asset Management, LLC
                         (successor to Warburg Pincus Asset Management, Inc.) and
                         Credit Suisse Asset Management Securities, Inc. (f/k/a
                         Counsellors Securities Inc.).

       (14)8.8(b)        Service Agreement between Credit Suisse Asset Management,
                         LLC (successor to Warburg Pincus Asset Management, Inc.) and
                         Federal Kemper Life Assurance Company and KILICO.
       (17)8.8(c)        Restatement of Participation Agreement among Counsellors
                         Securities Inc., Warburg Pincus Asset Management, Inc.
                         and/or the Warburg Pincus Funds and KILICO.
       (13)8.9(a)        Fund Participation Agreement between KILICO and The Dreyfus
                         Socially Responsible Growth Fund, Inc.
        (5)8.9(b)        November 1, 1999 Amendment to Fund Participation Agreement
                         between KILICO and The Dreyfus Socially Responsible Growth
                         Fund, Inc.
        (5)8.9(c)        Administrative Services Agreement by and between The Dreyfus
                         Corporation and KILICO (redacted).
        (5)8.9(d)        November 1, 1999 Amendment to Administrative Services
                         Agreement by and between The Dreyfus Corporation and KILICO
                         (redacted).
       (20)9.            Opinion and Consent of Counsel.
      (21)10.            Consents of PricewaterhouseCoopers LLP, Independent
                         Accountants.
          11.            Inapplicable.
          12.            Inapplicable.
      (21)13.            Schedules for Computation of Performance Information.
      (16)14.            Organizational Chart.
      (18)16.1           Schedule III: Supplementary Insurance Information (years
                         ended December 31, 1999 and 1998).
      (18)16.2           Schedule IV: Reinsurance (year ended December 31, 1999).
      (19)16.3           Schedule IV: Reinsurance (year ended December 31, 1998).
       (6)16.4           Schedule IV: Reinsurance (year ended December 31, 1997).
      (18)16.5           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1999).
      (19)16.6           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1998).
       (6)16.7           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1997).


---------------

 (1) Incorporated herein by reference to Exhibits filed with Amendment No. 32 to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 811-3199) filed on or about April 27, 1995.

 (2) Incorporated herein by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

 (3) Incorporated herein by reference to Exhibits filed with the Registration Statement on Form N-4 for KILICO (File No. 333-22375) filed on or about February 26, 1997.

 (4) Incorporated herein by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

 (5) Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

 (6) Incorporated herein by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

 (7) Incorporated herein by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

 (8) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

 (9) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

(10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

(11) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

(12) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

(13) Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

(14) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of FKLA Variable Separate Account on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

(15) Incorporated herein by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

(16) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

(17) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

(18) Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

(19) Incorporated herein by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.


(20) Incorporated herein by reference to Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about June 21, 2000.



(21) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about June 21, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

     The directors and officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                    NAME                                     OFFICE WITH KILICO
                    ----                                     ------------------
Gale K. Caruso...............................   President, Chief Executive Officer and
                                                Director
Frederick L. Blackmon........................   Executive Vice President and Chief Financial
                                                Officer
Edward L. Robbins............................   Executive Vice President and Chief Actuary
James E. Hohmann.............................   Executive Vice President and Director
William H. Bolinder..........................   Chairman of the Board and Director
David A. Bowers..............................   Director
Gunther Gose.................................   Director
Eliane C. Frye...............................   Executive Vice President and Director
Debra P. Rezabek.............................   Executive Vice President, General Counsel and
                                                Corporate Secretary
James C. Harkensee...........................   Executive Vice President
Edward K. Loughridge.........................   Executive Vice President and Corporate
                                                Development Officer
Kenneth M. Sapp..............................   Executive Vice President
George Vlaisavljevich........................   Executive Vice President
Russell M. Bostick...........................   Executive Vice President and Chief
                                                Information Officer
Ivor K. H. Tham..............................   Executive Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

     See Exhibit 14 for organizational charts of persons under common control with Kemper Investors Life Insurance Company.

     Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc., Delaware corporations, are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


     At October 1, 2000, the Registrant had approximately 7 qualified and non-qualified Zurich Preferred Variable Annuity Contract Owners.


ITEM 28. INDEMNIFICATION

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee or agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(a) PRINCIPAL UNDERWRITER

     Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(b) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

     The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                   NAME AND PRINCIPAL                          POSITION AND OFFICES
                    BUSINESS ADDRESS                             WITH UNDERWRITER
                   ------------------                          --------------------
Gale K. Caruso...........................................  Chairman and Director
Michael E. Scherrman.....................................  President and Director
David S. Jorgensen.......................................  Vice President and Treasurer
Thomas K. Walsh..........................................  Assistant Vice President
Debra P. Rezabek.........................................  Secretary
Frank J. Julian..........................................  Assistant Secretary
Allen R. Reed............................................  Assistant Secretary
Eliane C. Frye...........................................  Director
Kenneth M. Sapp..........................................  Director
George Vlaisavljevich....................................  Director


ITEM 29.(c)

     Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 or at Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

ITEM 31. MANAGEMENT SERVICES

     Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940.

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

     KILICO hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     KILICO hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     KILICO hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 25th day of October, 2000.

                                        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                        (Registrant)
                                        By: Kemper Investors Life Insurance
                                        Company

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                           Gale K. Caruso, President and Chief
                                            Executive Officer

                                        KEMPER INVESTORS LIFE INSURANCE COMPANY
                                        (Depositor)

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                           Gale K. Caruso, President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of October, 2000.

SIGNATURE                                              TITLE
---------                                              -----

/s/ GALE K. CARUSO                                     President, Chief Executive Officer and Director
-----------------------------------------------------  (Principal Executive Officer)
Gale K. Caruso

/s/ W. H. BOLINDER                                     Chairman of the Board and Director
-----------------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                              Executive Vice President and Chief Financial Officer
-----------------------------------------------------  (Principal Financial Officer and Principal Accounting
Frederick L. Blackmon                                  Officer)

/s/ DAVID A. BOWERS                                    Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                     Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                       Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                   Director
-----------------------------------------------------
James E. Hohmann